Corporate, Administration and Other Expenditure (Tables)	12 Months Ended
Jun. 30, 2021
Corporate, Administration and Other Expenditure [Abstract]
Disclosure of Corporate, Administration and Other Expenditure

	SA Rand
Figures in million	2021	2020	2019
Professional and legal fees	52	45	54
Compliance and assurance costs	51	39	46
Corporate business development (a)	221	19	19
Corporate office expenditure (b)	707	486	611
Other corporate and administration expenses	37	22	1
Total corporate, administration and other expenditure	1 068	611	731

(a)    The increase in corporate business development is largely attributable to the integration costs of R205 million (2020: R4 million) related to the acquisition of Mponeng operations and related assets. Refer to note 14 for further detail.

(b)    The increase in corporate office expenditure in 2021 is mainly due to the increase in remuneration costs and employee incentive payments from a reduced base in the 2020 financial year following the group-wide pay cuts in response to the Covid-19 pandemic.